March 1, 2017
VIA EDGAR
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (File Nos. 811-02753 and 002-59353) (the "Trust")
Ladies and Gentlemen:
On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 94 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of (i) making certain material changes to certain Series' principal investment strategies and risks as disclosed in the Prospectus and Statement of Additional Information and making other non-material changes and (ii) adding a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, subject to shareholder approval.
No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451 or James V. Catano at Dechert LLP at 202.261.3376.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust